1
Nuveen International Value Fund
Portfolio of Investments March 31, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 95.8%
X 87,739,239 COMMON STOCKS - 95.8%
X 87,739,239
Aerospace & Defense - 1.9%
11,623 Thales SA $ 1,718,422
Total Aerospace & Defense 1,718,422
Air Freight & Logistics - 2.2%
42,764 Deutsche Post AG 2,002,879
Total Air Freight & Logistics 2,002,879
Automobiles - 2.9%
12,139 Hyundai Motor Co 882,494
12,215 Toyota Motor Corp, Sponsored ADR 1,730,743
Total Automobiles 2,613,237
Banks - 9.6%
699,140 Barclays PLC 1,258,385
246,533 ING Groep NV 2,927,662
139,139 Nordea Bank Abp 1,486,702
138,632 Oversea-Chinese Banking Corp Ltd 1,292,297
52,500 Sumitomo Mitsui Trust Holdings Inc 1,803,687
Total Banks 8,768,733
Beverages - 1.0%
8,408 Heineken NV 903,446
Total Beverages 903,446
Capital Markets - 2.8%
120,119 UBS Group AG 2,563,340
Total Capital Markets 2,563,340
Chemicals - 1.0%
12,406 Nutrien Ltd 916,199
Total Chemicals 916,199
Consumer Staples Distribution & Retail - 3.2%
28,000 Seven & i Holdings Co Ltd 1,264,875
515,756 Tesco PLC 1,690,870
Total Consumer Staples Distribution & Retail 2,955,745
Diversified Telecommunication Services - 1.6%
47,961 Nippon Telegraph & Telephone Corp, ADR 1,427,765
Total Diversified Telecommunication Services 1,427,765
Electrical Equipment - 3.4%
45,631 Mabuchi Motor Co Ltd 1,331,474
145,700 Mitsubishi Electric Corp 1,741,134
Total Electrical Equipment 3,072,608
Energy Equipment & Services - 2.9%
122,738 Technip Energies NV 2,618,567
Total Energy Equipment & Services 2,618,567

Nuveen International Value Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)
2
Shares Description (1) Value
Financial Services - 1.5%
15,763 Groupe Bruxelles Lambert NV $ 1,345,215
Total Financial Services 1,345,215
Health Care Providers & Services - 1.5%
32,962 Fresenius Medical Care AG & Co KGaA 1,399,047
Total Health Care Providers & Services 1,399,047
Hotels, Restaurants & Leisure - 3.5%
38,690 Accor SA 1,257,853
549,891 Sands China Ltd (2) 1,910,315
Total Hotels, Restaurants & Leisure 3,168,168
Household Durables - 2.5%
42,164 Sekisui House Ltd 859,354
982,004 Taylor Wimpey PLC 1,444,696
Total Household Durables 2,304,050
Industrial Conglomerates - 5.3%
837,868 Melrose Industries PLC 1,725,633
19,306 Siemens AG 3,127,647
Total Industrial Conglomerates 4,853,280
Insurance - 6.5%
5,844 Allianz SE 1,349,006
33,241 Axis Capital Holdings Ltd 1,812,299
27,086 NN Group NV 983,490
46,500 Sompo Holdings Inc 1,842,567
Total Insurance 5,987,362
Interactive Media & Services - 1.3%
8,170 Baidu Inc, Sponsored ADR (2) 1,233,016
Total Interactive Media & Services 1,233,016
Machinery - 1.5%
54,585 Komatsu Ltd 1,355,080
Total Machinery 1,355,080
Media - 2.5%
29,858 Publicis Groupe SA 2,330,709
Total Media 2,330,709
Metals & Mining - 4.6%
25,695 Agnico Eagle Mines Ltd 1,309,674
63,354 BHP Group Ltd 2,002,869
2,085 Korea Zinc Co Ltd 887,092
Total Metals & Mining 4,199,635
Multi-Utilities - 1.6%
110,103 National Grid PLC 1,489,363
Total Multi-Utilities 1,489,363
Oil, Gas & Consumable Fuels - 3.1%
49,858 Shell PLC, ADR 2,868,829
Total Oil, Gas & Consumable Fuels 2,868,829
Passenger Airlines - 1.6%
76,500 Japan Airlines Co Ltd 1,491,605
Total Passenger Airlines 1,491,605

Shares Description (1) Value
Pharmaceuticals - 6.7%
21,714 Bayer AG $ 1,387,125
66,191 GSK PLC 1,169,550
24,105 Sanofi 2,614,879
28,900 Takeda Pharmaceutical Co Ltd 949,178
Total Pharmaceuticals 6,120,732
Professional Services - 3.4%
42,745 Adecco Group AG 1,556,988
12,275 Wolters Kluwer NV 1,549,553
Total Professional Services 3,106,541
Real Estate Management & Development - 2.3%
195,654 City Developments Ltd 1,085,675
556,000 Hang Lung Properties Ltd 1,040,394
Total Real Estate Management & Development 2,126,069
Semiconductors & Semiconductor Equipment - 6.0%
39,407 AIXTRON SE 1,339,348
33,800 MediaTek Inc 876,303
21,900 Rohm Co Ltd 1,825,288
82,000 Taiwan Semiconductor Manufacturing Co Ltd 1,437,017
Total Semiconductors & Semiconductor Equipment 5,477,956
Software - 2.9%
8,874 Check Point Software Technologies Ltd (2) 1,153,620
11,996 SAP SE 1,514,741
Total Software 2,668,361
Specialty Retail - 1.0%
1,046,000 Topsports International Holdings Ltd, 144A 953,483
Total Specialty Retail 953,483
Technology Hardware, Storage & Peripherals - 1.2%
22,200 FUJIFILM Holdings Corp 1,126,937
Total Technology Hardware, Storage & Peripherals 1,126,937
Textiles, Apparel & Luxury Goods - 1.6%
2,320 Kering SA 1,513,632
Total Textiles, Apparel & Luxury Goods 1,513,632
Wireless Telecommunication Services - 1.2%
28,549 SK Telecom Co Ltd 1,059,228
Total Wireless Telecommunication Services 1,059,228
Total Long-Term Investments (cost $65,929,691) 87,739,239
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  3.2%
X 2,934,012 REPURCHASE AGREEMENTS - 3.2%
X 2,934,012
$ 2,934 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 3/31/23, repurchase price
$2,934,364, collateralized by $3,004,900, U.S. Treasury
Note, 3.5%, due 02/15/2033, value $2,992,694
1.440% 4/03/23 $ 2,934,012
Total Repurchase Agreements (cost $2,934,012) 2,934,012
Total Short-Term Investments (cost $2,934,012) 2,934,012
Total Investments (cost $ 68,863,703 ) - 99 .0% 90,673,251
Other Assets & Liabilities, Net -  1.0% 871,827
Net Assets - 100% $ 91,545,078

Nuveen International Value Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)
4
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 15,015,485 $ 72,723,754 $ – $ 87,739,239
Short-Term Investments:
Repurchase Agreements – 2,934,012 – 2,934,012
Total
$ 15,015,485 $ 75,657,766 $ – $ 90,673,251
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR American Depositary Receipt